Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 98.2%

BRAZIL — 5.2%
MercadoLibre, Inc. *	13,051	$26,780,130
NU Holdings Ltd., Class A *	1,109,068	15,138,778
		41,918,908
CANADA — 3.1%
Shopify, Inc., Class A *	307,885	24,673,904

CHINA — 15.4%
BeiGene Ltd. ADR *	61,051	13,706,560
Contemporary Amperex Technology Co., Ltd., Class A	492,060	17,316,050
Kweichow Moutai Co., Ltd., Class A	53,700	13,176,561
Meituan, Class B *	1,682,190	35,721,960
PDD Holdings, Inc. ADR *	243,383	32,810,462
Tencent Holdings Ltd.	195,900	10,892,998
		123,624,591
FRANCE — 2.0%
Hermes International	6,570	16,177,683

GERMANY — 1.8%
BioNTech SE ADR *	120,658	14,330,551

INDIA — 2.8%
HDFC Bank Ltd.	688,543	14,180,079
Titan Co., Ltd.	188,882	8,614,067
		22,794,146
ITALY — 1.8%
Moncler SpA	230,027	14,624,355

NETHERLANDS — 7.5%
Adyen NV *	17,364	27,185,427
ASML Holding NV	39,490	32,850,176
		60,035,603
SINGAPORE — 2.8%
Sea Ltd. ADR *	241,320	22,751,649

SOUTH KOREA — 3.1%
Coupang, Inc. *	1,011,512	24,832,620

UNITED STATES — 52.7%
Advanced Micro Devices, Inc. *	114,554	18,796,020
Amazon.com, Inc. *	275,541	51,341,555
Atlassian Corp., Class A *	113,015	17,947,912
Cloudflare, Inc., Class A *	297,474	24,062,672
Datadog, Inc., Class A *	70,140	8,070,308
Dexcom, Inc. *	198,021	13,275,328
elf Beauty, Inc. *	86,852	9,469,474
Enphase Energy, Inc. *	103,341	11,679,600
Intuitive Surgical, Inc. *	64,109	31,494,828
Joby Aviation, Inc. *	654,002	3,289,630
Moderna, Inc. *	176,968	11,826,771
Netflix, Inc. *	38,867	27,567,197
NVIDIA Corp.	452,888	54,998,719
Rivian Automotive, Inc., Class A *	688,431	7,724,196

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
ROBLOX Corp., Class A *	273,759	$12,116,573
Samsara, Inc., Class A *	467,281	22,485,562
Spotify Technology SA *	61,953	22,831,539
Symbotic, Inc. *	244,251	5,957,282
Tesla, Inc. *	77,395	20,248,854
Trade Desk, Inc. (The), Class A *	289,007	31,689,618
Workday, Inc., Class A *	74,906	18,307,775
		425,181,413
TOTAL INVESTMENTS — 98.2%
(cost $471,610,549)		$790,945,423
Other assets less liabilities — 1.8%		14,905,185
NET ASSETS — 100.0%		$805,850,608

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$600,206,067	$190,739,356	$—	$790,945,423
Total	$600,206,067	$190,739,356	$—	$790,945,423

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.